Common Stock and Stock Plans, ESOP (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	131,046,406	118,901,327	110,157,999
Preferred Stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares	858,759	618,382	414,019
Fair value of unreleased ESOP	$ 859	$ 618	$ 414
Dividends paid to ESOP	95	76	51
Common Stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares	0	0	203,755
Fair value of unreleased ESOP	0	0	5
Dividends paid to ESOP	$ 60	$ 23	$ 45